Commitments and contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Nov. 30, 2022	Sep. 30, 2022	Dec. 31, 2020	Jun. 14, 2019	Jan. 01, 2019
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 550				$ 150
Losses recoverable under insurance							$ 23
Loss incident - amounts recovered	20
Contract value deduction percentage						2.00%
Northern Ocean
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	150				100
Sonadrill
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	400				50
Guarantees in favor of customers | Northern Ocean
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	150			$ 100	100
Guarantees in favor of customers | Sonadrill
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted	$ 400			$ 1,100	$ 50
Guarantees in favor of customers | Sonadrill | Forecast
Guarantor Obligations [Line Items]
Guarantor obligations, maximum exposure, undiscounted		$ 350	$ 50